Combined Prospectus	Jul. 20, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, issuable upon exercise of Warrants (Primary Offering)
Amount of Securities Previously Registered | shares	18,576,712
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 213,632,188.00
Form Type	F-1
File Number	333-288328
Initial Effective Date	Jul. 22, 2025
Combined Prospectus Note	Pursuant to Rule 416 under the Securities Act, the amount of securities previously registered includes such indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction.

No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form F-1 (File No. 333-288328), which was originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on June 26, 2025 and declared effective on July 22, 2025 (as amended “Registration Statement I”), because such securities are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

Consists of (i) 7,212,394 Ordinary Shares issuable upon the exercise of Private Placement Warrants and (ii) 11,364,318 Ordinary Shares issuable upon the exercise of Public Warrants.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares (Secondary Offering)
Amount of Securities Previously Registered | shares	73,726,404
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 1,116,586,388.58
Form Type	F-1
File Number	333-288328
Initial Effective Date	Jul. 22, 2025
Combined Prospectus Note	Pursuant to Rule 416 under the Securities Act, the amount of securities previously registered includes such indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction.

No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form F-1 (File No. 333-288328), which was originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on June 26, 2025 and declared effective on July 22, 2025 (as amended “Registration Statement I”), because such securities are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

Consists of (i) 2,695,000 Ordinary Shares that were issued to the SPAC Sponsor and the Former Red Rock Directors in exchange for an equal number of such parties’ Founder Shares; (ii) 41,979,296 Ordinary Shares that were issued to certain Former Greenstone Shareholders as merger consideration following the consummation of the Business Combination; (iii) 28,770,000 Ordinary Shares that may be issued to certain Former Greenstone Shareholders upon the Company’s achievement of certain operational milestones; and (iv) 282,108 Ordinary Shares that were issued to Polar in a private placement pursuant to the Polar Subscription agreement.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, issuable upon exercise of Warrants (Secondary Offering)
Amount of Securities Previously Registered | shares	5,289,934
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 61,815,523.76
Form Type	F-1
File Number	333-288328
Initial Effective Date	Jul. 22, 2025
Combined Prospectus Note	Pursuant to Rule 416 under the Securities Act, the amount of securities previously registered includes such indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction.

No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form F-1 (File No. 333-288328), which was originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on June 26, 2025 and declared effective on July 22, 2025 (as amended “Registration Statement I”), because such securities are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

Consists of 5,289,934 Ordinary Shares issuable upon the exercise of Private Placement Warrants that may be sold by certain Selling Securityholders.
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Warrants, each Warrant exercisable for one Ordinary Share at an exercise price of $11.50 (Secondary Offering)
Amount of Securities Previously Registered | shares	5,289,934
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	F-1
File Number	333-288328
Initial Effective Date	Jul. 22, 2025
Combined Prospectus Note	Pursuant to Rule 416 under the Securities Act, the amount of securities previously registered includes such indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction.

No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form F-1 (File No. 333-288328), which was originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on June 26, 2025 and declared effective on July 22, 2025 (as amended “Registration Statement I”), because such securities are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

Consists of 5,289,934 Private Placement Warrants.
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares (Secondary Offering)
Amount of Securities Previously Registered | shares	129,698
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 425,409.44
Form Type	F-1
File Number	333-290714
Initial Effective Date	Oct. 03, 2025
Combined Prospectus Note	Pursuant to Rule 416 under the Securities Act, the amount of securities previously registered includes such indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction.

No registration fee is payable in connection with the Ordinary Shares that were previously registered on the Company’s registration statement on Form F-1 (File No. 333-290714), which was originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on October 3, 2025 and became effective on October 23, 2025 (as amended “Registration Statement II”), because such Ordinary Shares are being transferred from Registration Statement II to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement II, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

Consists of Ordinary Shares issuable pursuant to the Promissory Note.